Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Other Intangible Assets (Details) [Line Items]
Amortization expense of intangible assets	$ 220	$ 130	$ 0
Impairment of intangible assets	$ 361	$ 0
Growth rate period	5 years
ILSB [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Budget year	5 years
After-tax discount rate	23.45%
Amortized period	5 years
Fixed growth rate	3.00%
OFN [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Budget year	5 years
After-tax discount rate	27.19%
Amortized period	5 years
Fixed growth rate	3.00%